Organization And Summary Of Significant Accounting Policies (Narrative) (Preferred Stock, Stock-Based Compensation And Noncontrolling Interest) (Details) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 22, 2012
Shares authorized for the grant under 2006 stock plan, before amendment								37,500
Shares authorized for the grant under 2006 stock plan					62,500			62,500
Percentage of the awards per participant limitation removed								20.00%
Percentage of the awards as group limitation removed								20.00%
Potential common shares represented by outstanding stock options					27,875	26,938	31,893
Stock repurchased, shares					27,875	26,938	31,893
Share-based compensation expense recognized related to employees and directors			$ 12,500	$ 3,400	$ 44,000	$ 29,000	$ 30,000
Redeemed price of Preferred OP Unit	$ 10				$ 10
Redemption of common operating units							0
Preferred operating partnership units redeemed		39,611
Remaining units of Preferred OP elected to extend	11,424
Supertel Limited Partnership [Member]
Common operating units outstanding held by the limited partners					97,008	97,008	158,161
Shares of common stock were issued in connection with the redemption of common operating units						7,644
Units of common operating units converted into common stock						61,153
Preferred operating units held by limited partners						11,424	51,035
Redemption of common operating units						61,153
Preferred Stock Series A [Member]
Preferred stock, shares outstanding			803,270		803,270	803,270	803,270
Series B Cumulative Preferred Stock [Member]
Preferred stock, shares outstanding					332,500	332,500	332,500